UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Graham & Dodd Fund LLC
Address:  192 Lexington Avenue
          Suite #1201
          New York, NY 10016

Form 13F File Number:  028-14915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Masten Montero-Rosen
Title:    Managing Member
Phone:    212-649-5884

Signature, Place, and Date of Signing:

    /s/ David M. Masten
        Montero-Rosen               New York, New York           April 25, 2013
    -------------------             ------------------           --------------
        [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           57
                                         -----------

Form 13F Information Table Value Total:  $   164,845
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------ ------ -------
AMERICAN EXPRESS                       COMMON   025816109       2,666      39,524 SH       SOLE       NONE      7,484         32,040
AMERICAN INTL GROUP                    COMMON   026874784       3,874      99,797 SH       SOLE       NONE     18,876         80,921
APPLE INC                              COMMON   037833100       5,055      11,421 SH       SOLE       NONE      2,161          9,260
ARCHER DANIELS MIDLAND                 COMMON   039483102       1,763      52,263 SH       SOLE       NONE      9,889         42,374
AT&T INC                               COMMON   00206R102       1,636      44,584 SH       SOLE       NONE      8,408         36,176
BANK OF AMERICA                        COMMON   060505104       3,724     305,772 SH       SOLE       NONE     57,193        248,579
BERKSHIRE                              COMMON   084670702       5,182      49,729 SH       SOLE       NONE      9,412         40,317
BLACKSTONE GROUP                       COMMON   09253U108       4,134     208,993 SH       SOLE       NONE     39,533        169,460
CBS CORP                               COMMON   124857202       3,489      74,734 SH       SOLE       NONE     14,137         60,597
CHEVRON                                COMMON   166764100       2,509      21,115 SH       SOLE       NONE      4,034         17,081
CIGNA                                  COMMON   125509109       3,673      58,884 SH       SOLE       NONE     11,134         47,750
CISCO                                  COMMON   17275R102       2,200     105,200 SH       SOLE       NONE     19,932         85,268
CITIGROUP                              COMMON   172967424       3,152      71,240 SH       SOLE       NONE     13,494         57,746
COMCAST                                COMMON   20030N101       1,697      40,402 SH       SOLE       NONE      7,681         32,721
COOPER TIRE&RUBBER CO                  COMMON   216831107       1,850      72,091 SH       SOLE       NONE     13,630         58,461
COSTCO                                 COMMON   22160K105       3,459      32,597 SH       SOLE       NONE      6,129         26,468
CSX CORP                               COMMON   126408103       3,492     141,780 SH       SOLE       NONE     26,737        115,043
CVS                                    COMMON   126650100       3,377      61,413 SH       SOLE       NONE     11,614         49,799
DEVON ENERGY                           COMMON   25179M103         235       4,172 SH       SOLE       NONE        776          3,396
DIRECTV                                COMMON   25490A309       3,491      61,664 SH       SOLE       NONE     11,633         50,031
DOW CHEMICAL                           COMMON   260543103         598      18,775 SH       SOLE       NONE      3,497         15,278
EASTMAN CHEMICAL                       COMMON   277432100         809      11,580 SH       SOLE       NONE      2,134          9,446
EXXON                                  COMMON   30231G102       3,534      39,216 SH       SOLE       NONE      7,331         31,885
FEDEX                                  COMMON   31428X106       2,370      24,131 SH       SOLE       NONE      4,556         19,575
FREEPORT-MCMORAN                       COMMON   35671D857         541      16,341 SH       SOLE       NONE      3,093         13,248
GENERAL ELECTRIC                       COMMON   369604103       4,743     205,154 SH       SOLE       NONE     38,839        166,315
GOLDMAN SACHS                          COMMON   38141G104       2,389      16,236 SH       SOLE       NONE      3,074         13,162
HOLLYFRONTIER                          COMMON   436106108       3,738      72,657 SH       SOLE       NONE     13,768         58,889
JOHNSON&JOHNSON                        COMMON   478160104       2,645      32,442 SH       SOLE       NONE      6,140         26,302
JPMORGAN                               COMMON   46625H100       5,621     118,441 SH       SOLE       NONE     22,388         96,053
KRAFT FOODS GROUP                      COMMON   50076Q106       2,183      42,369 SH       SOLE       NONE      8,019         34,350
LYONDELLBASELL                         COMMON   N53745100       2,868      45,317 SH       SOLE       NONE      8,575         36,742
MACY'S                                 COMMON   55616P104       2,508      59,950 SH       SOLE       NONE     11,338         48,612
MARATHON PETE                          COMMON   56585A102       4,664      52,056 SH       SOLE       NONE      9,854         42,202
MCKESSON                               COMMON   58155Q103       2,590      23,993 SH       SOLE       NONE      4,539         19,454
MERCK                                  COMMON   58933Y105       1,900      42,963 SH       SOLE       NONE      8,155         34,808
METLIFE                                COMMON   59156R108       3,578      94,115 SH       SOLE       NONE     17,811         76,304
MICROSOFT                              COMMON   594918104       1,996      69,750 SH       SOLE       NONE     13,192         56,558
MONSANTO CORP.                         COMMON   61166W101       1,771      16,766 SH       SOLE       NONE      3,178         13,588
MYLAN INC                              COMMON   628530107       2,309      79,790 SH       SOLE       NONE     15,091         64,699
NEWS CORP                              COMMON   65248E104       2,555      83,707 SH       SOLE       NONE     15,997         67,710
ORACLE CORP COM                        COMMON   68389X105       2,287      70,728 SH       SOLE       NONE     13,349         57,379
PFIZER                                 COMMON   717081103       5,296     183,507 SH       SOLE       NONE     34,618        148,889
PHILLIPS 66                            COMMON   718546104       1,094      15,635 SH       SOLE       NONE      2,959         12,676
PIONEER NAT RES                        COMMON   723787107       2,199      17,699 SH       SOLE       NONE      3,350         14,349
PROCTER & GAMBLE                       COMMON   742718109       3,609      46,833 SH       SOLE       NONE      8,889         37,944
PRUDENTIAL                             COMMON   744320102       4,285      72,638 SH       SOLE       NONE     13,739         58,899
RELIANCE STL                           COMMON   759509102       3,001      42,169 SH       SOLE       NONE      7,974         34,195
ROCK-TENN CO                           COMMON   772739207       2,663      28,702 SH       SOLE       NONE      5,456         23,246
ROCKWOOD                               COMMON   774415103       1,067      16,311 SH       SOLE       NONE      3,091         13,220
TEXTRON                                COMMON   883203101       3,290     110,375 SH       SOLE       NONE     20,817         89,558
THE HARTFORD FINANCIAL                 COMMON   416515104       1,835      71,129 SH       SOLE       NONE     13,462         57,667
TRAVELERS                              COMMON   89417E109       1,729      20,541 SH       SOLE       NONE      3,888         16,653
WALMART                                COMMON   931142103       1,510      20,185 SH       SOLE       NONE      3,822         16,363
WALT DISNEY                            COMMON   254687106       2,494      43,916 SH       SOLE       NONE      8,316         35,600
WELLS FARGO                            COMMON   949746101       4,312     116,574 SH       SOLE       NONE     22,061         94,513
WESTN REFNG                            COMMON   959319104       7,602     214,698 SH       SOLE       NONE     40,620        174,078